Concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations

19 Concentrations:

Major customers

During the year ended December 31, 2022, and 2021, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; sold in-app purchases on its social bingo sites, Trophy Bingo and Garfield’s Bingo and premium purchases of Rooplay Originals. During the year ended December 31, 2022, the Company had revenues of $3,528,530, $2,293,798 and $1,507,029 from three customers (December 31, 2021 - three customers for $3,373,241, $2,522,559 and $1,381,678; December 31, 2020 - two customers for $2,661,595 and $1,551,661) which was more than 10% of the total revenue. The Company is reliant on the Google App, iOS App and Amazon App Stores to provide a content platform for Rooplay, Trophy Bingo and Garfield’s Bingo to be played thereon and certain advertising agencies for the Ad tech revenue.